245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 30, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Real Estate Index Fund

Fidelity SAI Real Estate Index Fund

Fidelity SAI Small-Mid Cap 500 Index Fund

Fidelity SAI U.S. Large Cap Index Fund

Fidelity SAI U.S. Momentum Index Fund

Fidelity SAI U.S. Quality Index Fund

Fidelity SAI U.S. Value Index Fund

 (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust